SHARE CAPITAL (Narrative) (Details)						12 Months Ended
	Dec. 11, 2024 USD ($) Share $ / shares shares	Dec. 03, 2024 USD ($) Share $ / shares shares	Nov. 08, 2024 USD ($) Share $ / shares shares	Jun. 17, 2024 CAD ($) Share $ / shares	Sep. 11, 2023 Share shares	May 31, 2025 CAD ($) Share shares $ / shares	May 31, 2025 $ / shares shares	May 31, 2024 CAD ($) Share $ / shares shares	May 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares						29,613,178	29,613,178	21,759,130
Number of shares outstanding | shares						29,613,178	29,613,178	21,759,130
Proceeds from issuing shares | $						$ 14,746,978		$ 5,345,848
Number of options exercised | Share						206,378		188,462
Exercise price of options exercised | $ / shares						$ 4.0335		$ 2.5279
Shares issued for warrants and options exercised | shares						1,853,661		2,094,914
Proceeds from exercise of options and warrants | $						$ 6,031,476		$ 5,345,848
Vesting stock option expense | $						3,235,588		1,315,930
Shares issued on exercise of warrants | $						$ 5,199,050		$ 4,869,419
Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares						0	0	0
Number of shares outstanding | shares						0	0	0
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | shares						493,076
February 2021 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share						272,228		198,515
Exercise price of warrants exercised | $ / shares						$ 1.625		$ 1.625
April 2021 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share						313,334		547,531
Exercise price of warrants exercised | $ / shares						$ 1.625		$ 1.625
April 2022 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share								1,018,271
Exercise price of warrants exercised | $ / shares								$ 3.25
July 2022 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share						338,590		17,522
Exercise price of warrants exercised | $ / shares						$ 3.25		$ 3.25
April 2023 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share						589,935		36,154
Exercise price of warrants exercised | $ / shares						$ 4.225		$ 4.225
April 2022 Finder Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share								41,767
Exercise price of warrants exercised | $ / shares								$ 3.25
April 2023 Finder Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share						38,976		538
Exercise price of warrants exercised | $ / shares						$ 4.225		$ 4.225
June 2024 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share						92,308
Exercise price of warrants exercised | $ / shares						$ 5.2
June 2024 Finder Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | Share						1,912
Exercise price of warrants exercised | $ / shares						$ 5.2
Option Exercise 1 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Share						69,500		69,231
Exercise price of options exercised | $ / shares						$ 2.1125		$ 2.438
Option Exercise 2 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Share						37,692		23,077
Exercise price of options exercised | $ / shares						$ 2.34		$ 3.413
Option Exercise 3 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Share						13,154		23,077
Exercise price of options exercised | $ / shares						$ 3.25		$ 2.113
Option Exercise 4 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Share						23,798		13,538
Exercise price of options exercised | $ / shares						$ 3.5424		$ 2.34
Option Exercise 5 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Share						20,615		13,385
Exercise price of options exercised | $ / shares						$ 4.843		$ 3.25
Option Exercise 6 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Share						1,619		46,154
Exercise price of options exercised | $ / shares						$ 6.5		$ 2.275
Option Exercise 7 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Share						40,000
Exercise price of options exercised | $ / shares						$ 9
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Shares issued on RSU vesting (in shares) | shares								46,154
Private Placements [Member] | June 2024 Unit [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | Share				834,178
Price per unit issued | $ / shares				$ 4.225
Proceeds from issuing units | $				$ 3,524,400
Private Placements [Member] | June 2024 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants issued | $ / shares				$ 5.2
Acceleration right price | $ / shares				$ 6.175
Private Placements [Member] | June 2024 Finder Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | Share				22,789
Share issue related cost | $				$ 144,054
Exercise price of warrants issued | $ / shares				$ 5.2
Public Offering [Member] | Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares			941,177
Par value per share | $ / shares			$ 4.25
Proceeds from issuing shares | $			$ 4,000,002
Public Offering [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | Share	1,123	5,000	47,058			53,181
Exercise price of warrants issued | $ / shares	$ 4.675	$ 4.675	$ 4.675				$ 4.675
Over-Allotment Option [Member] | Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares	22,470	100,000
Par value per share | $ / shares	$ 4.25	$ 4.25
Proceeds from issuing shares | $	$ 95,498	$ 425,000
Share Capital [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares						29,613,178	29,613,178	21,759,130	19,664,216
Shares issued on exercise of warrants, shares | shares						1,647,283		1,860,298
Shares issued on exercise of warrants | $						$ 6,490,994		$ 6,140,957
Shares issued on RSU vesting (in shares) | shares								46,154
Warrant Reserve [Member]
Disclosure of classes of share capital [line items]
Shares issued on exercise of warrants | $						(1,247,778)		$ (1,229,017)
Contributed Surplus [Member]
Disclosure of classes of share capital [line items]
Shares issued on exercise of warrants | $						$ (44,166)		$ (42,521)
Aduros Security Holders [Member] | Special Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | Share						8,205,124
Aduros Security Holders [Member] | Class A Special Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | Share						4,102,562
Aduros Security Holders [Member] | Class B Special Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | Share						4,102,562
Officer [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | Share					46,154
Shares issued on RSU vesting (in shares) | shares					46,154